SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price of warrants outstanding | $ / shares	$ 0.21	$ 0.16	$ 0.24	$ 0.28
Warrants outstanding | shares	18,781,066	18,743,226	20,704,664	13,852,264
Warrants 1 [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants outstanding | $ / shares	$ 0.20
Warrants outstanding expiry date	Jun. 26, 2022
Warrants outstanding | shares	993,666
Warrants 2 [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants outstanding | $ / shares	$ 0.20
Warrants outstanding expiry date	Aug. 03, 2022
Warrants outstanding | shares	742,667
Warrants 3 [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants outstanding | $ / shares	$ 0.20
Warrants outstanding expiry date	Nov. 27, 2022
Warrants outstanding | shares	770,733
Warrants 4 [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants outstanding | $ / shares	$ 0.15
Warrants outstanding expiry date	Jan. 28, 2022
Warrants outstanding | shares	9,018,000
Warrants 5 [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants outstanding | $ / shares	$ 0.30
Warrants outstanding expiry date	Feb. 12, 2022
Warrants outstanding | shares	7,256,000